Segment Reporting and Concentration Of Risk (Tables)	12 Months Ended
Dec. 31, 2013
Revenues Generated From Each Segment

The following table summarizes the Company’s revenues generated from each segment:

		Year Ended December 31, 2011
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	599,208	2,012,180	(453,575)	2,157,813
Depreciation	(99,423)	(112,099)	0	(211,522)
Inventory write-downs	(743)	(304,432)	0	(305,175)
Gross profit (loss)	208,972	(81,179)	(167,454)	(39,661)

		Year Ended December 31, 2012
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	85,662	837,367	(60,147)	862,882
Depreciation	(108,367)	(136,306)	0	(244,673)
Inventory write-downs	(757)	(180,143)	0	(180,900)
Gross loss	(113,551)	(265,960)	26,919	(352,592)
Impairment loss on property, plant and equipment	(43,429)	(65,598)	0	(109,027)

		Year Ended December 31, 2013
	Polysilicon segment	Other PV products segment	Elimination	Total
Net sales	1,179	597,597	(530)	598,246
Depreciation	(123,087)	(90,642)	0	(213,729)
Inventory write-downs	(8,371)	(62,336)	0	(70,707)
Gross loss	(114,687)	(119,266)	7,603	(226,350)
Impairment loss on property, plant and equipment	(402,308)	(353,931)	0	(756,239)

Net Revenues, Based On Geographic Location Of Customers

The following table summarizes the Group’s net revenues, based on the geographic location of the customers:

	Year ended December 31, 2011	Year ended December 31, 2012	Year ended December 31, 2013
Mainland China	833,387	275,625	292,694
Europe	619,531	290,671	99,043
Asia Pacific excluding mainland China	571,325	221,940	161,254
North America	133,570	74,646	45,255

Total net revenue	2,157,813	862,882	598,246

Cash And Cash Equivalents And Pledged Bank Deposits Held

As of December 31, 2013, cash and cash equivalents and pledged bank deposits held in mainland China, Hong Kong, European and USA financial institutions amounted to US$150,370 in total and were denominated in the following currencies:

	US$	EUR€	RMB	HKD
	(000’s)	(000’s)	(000’s)	(000’s)
In mainland China	2,045	45	865,069	0
In Hong Kong	139	364	2	87
In USA	3,293	0	0	0
In European Union	0	1,757	26	0

Total in original currency	5,477	2,166	865,097	87

US$ equivalent	5,477	2,991	141,891	11

	December 31, 2012
	US$	EUR€	RMB	HKD
	(000’s)	(000’s)	(000’s)	(000’s)
In mainland China	508	193	1,540,214	0
In Hong Kong	3,220	3,328	19	100
In USA	18,703	0	0	0
In European Union	0	8,436	0	0

Total in original currency	22,431	11,957	1,540,233	100

US$ equivalent	22,431	15,823	245,046	13

Outstanding Accounts Receivable With Individual Customer in Excess of 10% of Total Accounts Receivables

As of December 31, 2012 and 2013, outstanding accounts receivable with individual customer in excess of 10% of total accounts receivables is as follows:

	December 31, 2012	December 31, 2013
Customer A	7,951	8,197
Customer B	16,235	0

Outstanding Prepayments To Individual Suppliers

As of December 31, 2012 and 2013, outstanding prepayments to individual suppliers in excess of 10% of total prepayments to suppliers, net are as follows:

	December 31, 2012	December 31, 2013
Supplier A	195	5,075
Supplier B	11,392	0
Supplier C	0	4,865